Property and Equipment, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net

	September 30, 2018	December 31, 2017
	(unaudited)
Computer equipment	$3,706,017	$3,706,017
Website development	2,591,463	2,342,442
Furniture and fixtures	89,027	89,027
Leasehold improvements	32,726	32,726
Total property and equipment	6,419,233	6,170,212
Less: Accumulated depreciation	(5,839,714)	(5,547,500)
Total property and equipment, net	$579,519	$622,712

	December 31,
	2017	2016
Computer equipment	$3,706,017	$3,720,985
Website development	2,342,442	2,050,980
Furniture and fixtures	89,027	89,027
Leasehold improvements	32,726	32,726
Total property and equipment	6,170,212	5,893,718
Less: Accumulated depreciation	(5,547,500)	(5,100,413)
Total property and equipment, net	$622,712	$793,305